Finance Lease Receivables - Disclosure of changes in finance lease receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Finance Lease Receivables [Abstract]
Finance lease receivable, beginning of year	$ 2,970,356	$ 3,395,739
Investment recognized	148,158	0
Investment derecognized	(1,334,921)	0
Impairment recognized	(423,267)	0
Lease payments received	(351,434)	(695,825)
Interest income recognized	149,492	270,442
Finance lease receivable, end of year	1,158,384	2,970,356
Current portion of Finance Lease Receivable	111,529	1,051,873
Long Term Portion of Finance Lease Receivable	$ 1,046,855	$ 1,918,483